SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                               FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           *
                          (File No. 33-41395)
                      Pre-Effective Amendment No. __
                      Post-Effective Amendment No. 9                       *
                                 and/or
     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       *
                          (File No. 811-6340)
                           Amendment No. 10                                *
                  (Check appropriate box or boxes.)

                  GREAT HALL INVESTMENT FUNDS, INC.
         (Exact  Name of Registrant as Specified in Charter)

         60 South Sixth Street, Minneapolis, Minnesota 55402
      (Address of Principal Executive Offices)        (Zip Code)

                            (612) 371-7765
         (Registrant's Telephone Number, including Area Code)

                            J. Scott Spiker
          60 South Sixth Street, Minneapolis, Minnesota 55402
                 (Name and Address of Agent for Service)

                              Copies to:
      Matthew L. Thompson                    John R. Houston
      Faegre & Benson LLP                    Lindquist & Vennum PLLP
      2200 Norwest Center                    80 South Eighth Street
      90 South Seventh Street                Minneapolis, Minnesota 55402
      Minneapolis, Minnesota 55402

 It is proposed that this filing will become effective (check appropriate box):
           ___    immediately upon filing pursuant to paragraph (b) of Rule 485
           ___    on December 1, 1996 pursuant to paragraph (b) of Rule 485
           ___    60 days after filing pursuant to paragraph (a)(1) of Rule 485
           ___    on [date] pursuant to paragraph (a)(1) of Rule 485
           ___    75 days after filing pursuant to paragraph (a)(2) of Rule 485
            X     on August 1, 1997 pursuant to paragraph (a)(2) of Rule 485

      If appropriate, check the following box:
           ___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number of shares of common stock under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant's most recent Rule 24f-2 Notice was filed with the Commission on or about September 26, 1996.

             CROSS REFERENCE SHEET FOR ITEMS REQUIRED BY FORM N-1A
               (Great Hall Institutional Prime Money Market Fund)

   Item No.
 of Form N-1A     Caption in Prospectus
 ------------     ---------------------

      1           Cover Page

      2           Fees and Expenses

      3           Not applicable.

      4 Investment Objective and Policies; Certain Investment Strategies and Restrictions; Description of the Fund

      5 Investment Management; Description of the Fund; Custodian and Accounting Services Agents

      5A          Not Applicable

      6           Description of the Fund;  Distributions;  Taxes

      7           How to Invest;  Net Asset Value

      8           How to Redeem Shares;  Net Asset Value

      9           Not Applicable

                  Caption in Statement of Additional Information
                  ----------------------------------------------

      10          Cover Page

      11          Contents

      12          Not Applicable

      13          Investment Policies;  Investment Restrictions

      14          Directors and Officers

      15          General Information

      16          Management and Distribution Agreements

      17          Portfolio Transactions

      18          General Information

      19          Determination of Net Asset Value

      20          Taxes

      21          Not Applicable

      22          Calculation of Performance Data

      23          Financial and Other Information

                    GREAT HALL INVESTMENT FUNDS, INC.

                 Post-Effective Amendment No. 9 to the
                  Registration Statement on Form N-1A

Explanatory Note to Registration Statement

      Great Hall Investment Funds, Inc. (the "Registrant") currently is authorized to issue its shares in four series, as follows:

            Series A -- Great Hall Prime Money Market Fund ("Prime Fund"); Series B -- Great Hall U.S. Government Money Market Fund
                        ("Government Fund");
            Series C -- Great Hall Tax-Free Money Market Fund ("Tax-Free
                        Fund"); and
            Series F -- Great Hall Institutional Prime Money Market Fund
                        ("Institutional Fund").

      Part A consists of two prospectuses -- one prospectus for Prime Fund, Government Fund and Tax-Free Fund, and a separate prospectus for Institutional Fund. This Post-Effective Amendment effects the registration of Institutional Fund and its shares (Series F) and does not effect any amendment to the Prospectus of Prime Fund, Government Fund and Tax-Free Fund; therefore, such prospectus is not included herewith, and only the prospectus of the Institutional Fund is included in this Post-Effective Amendment.

      Likewise, Part B consists of two Statements of Additional Information ("SAIs") -- one SAI for Prime Fund, Government Fund and Tax-Free Fund, and a separate SAI for Institutional Fund. This Post-Effective does not effect any amendment to the SAI of Prime Fund, Government Fund and Tax-Free Fund; therefore, such SAI is not included herewith, and only the SAI of the Institutional Fund is included in this Post-Effective Amendment.

                   GREAT HALL INVESTMENT FUNDS, INC.


                 Post-Effective Amendment No. 9 to the
                  Registration Statement on Form N-1A


                                 PART A


                               PROSPECTUS
                                   OF
           GREAT HALL INSTITUTIONAL PRIME MONEY MARKET FUND
            (a series of Great Hall Investment Funds, Inc.)

GREAT HALL
INSTITUTIONAL PRIME MONEY MARKET FUND                        [LOGO]
      60 South Sixth Street
      Minneapolis, Minnesota 55402
      (800) 934-6674

      Great Hall Institutional Prime Money Market Fund (the "Fund"), is a diversified series of Great Hall Investment Funds, Inc. ("Great Hall"), an open-end management investment company which currently offers its common shares in four series.

      The Fund's investment objective is to achieve as high a level of current income obtainable from investments in short-term securities as is consistent with prudent investment management, the preservation of capital and the maintenance of liquidity. The Fund invests in a variety of high quality money market instruments. The Fund seeks to maintain a net asset value of $1.00 per share. However, investments in the Fund is neither insured nor guaranteed by the U.S. Government, and there is no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

      AS WITH ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      This Prospectus pertains only to the Fund and does not pertain to any other series of Great Hall. This Prospectus sets forth concisely the information about the Fund that a prospective investor should know before investing. Please read this Prospectus carefully before investing and retain it for future reference. A Statement of Additional Information containing more information about the Fund, dated August 1, 1997 (which is incorporated herein by reference), has been filed with the Securities and Exchange Commission (the "SEC") and is available upon request and without charge by calling Great Hall at the number listed above.

                    Prospectus dated August 1, 1997

      The "Great Hall" name is a trademark of Interra Financial Inc. ("Interra"). Interra licenses this trademark in connection with a number of investment products and services (including the Great Hall Investment Funds, Inc.) sponsored or distributed by Interra or its subsidiaries.

      No person is authorized to give any information or to make any representations not contained in this Prospectus or in the Fund's official sales literature; and any information or representation not contained herein must not be relied upon as having been authorized by the Fund. Great Hall is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). Such registration does not imply that the Fund or any of its shares have been guaranteed, sponsored, recommended or approved by the United States or any state or any agency or officer thereof

      This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is not lawful to make such an offer or solicitation in such state.

                             FEES AND EXPENSES

      The Fund is sold without a sales charge or any deferred sales load, and there are no redemption fees or exchange fees. The following table illustrates all anticipated fees and expenses that a shareholder of a Fund will incur.

Annual Fund Operating Expenses
(as a percentage of average net assets):
      Management Fees                     0.25%
      12b-1 Fees                          none
      Other Expenses		            0.15%
      Total Fund Operating Expenses		0.40%

Example

      You would pay the following expenses on a $1,000 investment assuming
(1) a 5% annual return and (2) redemption at the end of each time period

      One Year                              $4
      Three Years	                          13

      The purpose of the above fees and expenses table is to assist the investor in understanding the various costs and expenses that an investor in a Fund will bear directly or indirectly. The above example should not be considered representative of past or future expenses. Actual expenses may be greater or less than those shown. The Fund's investment adviser, Insight Investment Management ("Insight"), a division of Interra Advisory Services, Inc. ("IAS"), and/or each Fund's co-distributors, Dain Bosworth Incorporated and Rauscher Pierce Refsnes, Inc. (the "Co-Distributors"), from time to time may voluntarily waive or absorb certain Fund fees and expenses. Any such program may be instituted or discontinued at any time in the sole discretion of Insight and/or the Co-Distributors. IAS and the Co-Distributors are wholly owned subsidiaries of Interra.

                    INVESTMENT OBJECTIVES AND POLICIES

      The Fund's investment objective (set forth on the cover page), along with the investment policies identified as "fundamental", may not be changed without the affirmative vote of the majority of the Fund's outstanding voting shares (as defined in the 1940 Act). All other policies may be changed by the Board of Directors of Great Hall without shareholder approval. There can be no guarantee that the Fund's investment objective.

      The Fund is designed for investors with cash reserves or temporary cash balances seeking to maximize current income with a minimum of capital risk and inconvenience while maintaining liquidity on a day-to-day basis without penalty. The Fund has adopted procedures that are designed to maintain a net asset value of $1.00 per share for purposes of purchases and redemptions. However, there can be no assurance that the Fund will be able to maintain a $1.00 per share net asset value.

      The securities in which the Fund invests may not earn as high a level of current income as longer-term or lower-quality securities, which generally have less liquidity, greater market risk and more fluctuation in market value.

      The Fund may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; corporate debt obligations rated AA or better by Standard & Poor's Corporation ("S&P") or Aa or better by Moody's Investors Service, Inc. ("Moody's); obligations of banks and savings and loans that are members of the Federal Deposit Insurance Corporation (the "FDIC"), which obligations may include, but are not limited to, certificates of deposit, bankers acceptances (bills of exchange used to finance foreign trade) and letters of credit (commercial paper backed by a commercial bank or other financial institution); high grade commercial paper (unsecured indebtedness of business or banking firms); and repurchase agreements secured by the foregoing. The Fund does not intend to concentrate its investments in any one industry but reserves the freedom of action to concentrate in government securities and securities issued or guaranteed by domestic banks and United States branches of foreign banks that are subject to the same regulation as United States banks

      The Fund may invest in deposit obligations of banks and savings and loans that are members of the FDIC. Such obligations are not necessarily guaranteed by the FDIC. Deposit obligations of domestic banks and savings and loans are insured by the FDIC up to a maximum of $100,000, which limitation applies to all funds that the Fund may have on deposit at any one bank or savings and loan.

      The Fund may also invest in U.S. dollar-denominated commercial paper and other short-term obligations issued by foreign entities and U.S. dollar-denominated obligations of foreign depository institutions and their foreign branches and subsidiaries, such as certificates of deposit, bankers' acceptances, time deposits and deposit notes. Obligations of foreign branches and subsidiaries of foreign deposit institutions may be the general obligation of the parent institution or may be limited to the issuing branch or subsidiary by the terms of the specific obligation or by government regulation. The Fund will not invest more than 25% of its total assets (taken at market value at the time of each investment) in the obligations specified in this paragraph

      The Fund may also invest in obligations of states and their agencies, instrumentalities and political subdivisions that bear interest generally includable in gross income for federal income tax purposes (collectively, "taxable municipal securities"). Certain taxable municipal securities are not "general obligations" (obligations secured by the full faith and credit or taxing power of a governmental body) and, in those cases, are repayable only from such revenues as may be pledged to repay such securities. The Fund will not invest more than 5% of its total assets (taken at market value at the time of each investment) in taxable municipal securities.

      Investments in foreign securities and taxable municipal securities are subject to the same general credit review and credit quality standards as are applicable to the securities in which the Fund is permitted to invest. However, the financial information available on these obligations may be more limited than what is available for securities that are registered with the SEC or that otherwise are issued by entities that are required to file reports under the Securities Exchange Act of 1934, as amended. Foreign securities are subject to other risks that may include unfavorable political and economic developments and possible withholding taxes or other governmental restrictions that might affect the principal or interest on securities owned by the Fund.

Rule 2a-7 Standards

      The Fund is managed in accordance with Rule 2a-7 under the 1940 Act ("Rule 2a-7"), which imposes strict portfolio quality, maturity and diversification standards on money market funds. Great Hall's Board of Directors has adopted guidelines designed to ensure the Fund's compliance with Rule 2a-7, and the Board oversees Insight's day-to-day determinations that the Fund is in compliance with Rule 2a-7. In certain respects, as described below, the Fund is managed in accordance with standards that are more strict than those required by Rule 2a-7.

      Quality Standards. The Fund must invest exclusively in U.S. dollar-denominated investments that present minimal credit risk and are within Rule 2a-7's definition of "Eligible Securities." Eligible Securities include, among others, securities that are rated by two Nationally Recognized Statistical Rating Organizations ("NRSROs") (or if only one NRSRO has rated such security, then by that one NRSRO) in one of the two highest short-term rating categories (such as A-1 or A-2 by S&P and/or Prime-1 or Prime-2 by Moody's), or unrated securities that are deemed to be of comparable quality. The Fund invests exclusively in securities with two NRSRO ratings. Although permitted by Rule 2a-7, the Fund currently does not intend to invest in unrated securities.

      Maturity Standards. Each Fund investment must mature (or be deemed by Rule 2a-7 to mature) within 397 days of the time of investment. In addition, the Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less.

      Diversification Standards. Immediately after the purchase of any investment (other than a U.S. Government security or a security that is subject to a certain form of unconditional demand feature), the Fund may not have invested more than 5% of its total assets in securities issued by such issuer, except for certain temporary investments.

In addition, Rule 2a-7 imposes strict limits on the Fund's investments in "Second Tier Securities," generally requiring that at least 95% of the Fund's investments must be in "First Tier Securities." The Fund will invest exclusively in First Tier Securities. "First Tier Securities" are defined generally as Eligible Securities rated by two NRSROs (or if only one NRSRO has rated such security, then by that one NRSRO) in the highest short-term rating categories (such as A-1 by S&P and/or Prime-1 by Moody's), or unrated securities that are deemed to be of comparable quality. Second Tier Securities are all Eligible Securities other than First Tier Securities.


             CERTAIN INVESTMENT STRATEGIES AND RESTRICTIONS

      Repurchase Agreements. The Fund may invest in repurchase agreements. A repurchase agreement involves the purchase by a Fund of securities with the condition that, after a stated period of time, the original seller (which must be approved by the Board of Directors of Great Hall and which must be among the 100 largest commercial banks or a primary reporting dealer that reports to the Federal Reserve Bank of New York) will repurchase the security at a mutually agreed upon time and price. Repurchase agreements, and risks associated with investments therein, are more fully described in the Statement of Additional Information.

      Illiquid Investments. The Fund is permitted to invest up to 10% of its assets in all forms of "illiquid" investments and may invest without limitation in certain "restricted" securities which Insight (pursuant to standards established by Great Hall's Board of Directors, as described more fully in the Statement of Additional Information), has determined are liquid.

      Investment Restrictions. The Fund has adopted certain fundamental investment restrictions (set forth in their entirety in the Statement of Additional Information), which may not be changed without approval of shareholders owning a majority of the Fund's outstanding shares, as defined in the 1940 Act. These restrictions provide, among other matters, that the Fund may not invest more than 25% of its total assets in any one industry. This restriction will not apply to securities issued or guaranteed by United States banks or United States branches of foreign banks that are subject to the same regulation as United States banks, or to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including repurchase agreements fully collateralized by such U.S. Government or agency securities). In addition, the Fund has adopted certain non-fundamental investment restrictions (also set forth in their entirety in the Statement of Additional Information), which may be changed by Great Hall's Board of Directors without approval by the Fund's shareholders. These restrictions provide, among other matters, that the Fund may not invest in securities issued by other investment companies in excess of limits imposed by applicable law, or invest more than 10% of its net assets in illiquid investments, including but not limited to repurchase agreements maturing in more than seven days. If any fundamental or non-fundamental percentage restriction is adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in values or net assets will not be considered a violation thereof.


                          INVESTMENT MANAGEMENT

      Insight, 60 South Sixth Street, Minneapolis, Minnesota 55402, serves as the Fund's investment adviser. Pursuant to the investment advisory agreement in effect between the Fund and Insight (the "Advisory Agreement"), Insight manages the investment and reinvestment of the Fund's assets in accordance with the Fund's investment objective, policies and limitations, subject to the general supervision and control of Great Hall's Board of Directors. In addition, Insight is responsible for the overall management of the Fund's business affairs, subject to the authority of the Board of Directors of Great Hall. Under the Advisory Agreement, Insight furnishes office facilities and clerical and administrative services to the Fund and, together with its affiliates, the Co-Distributors, may also bear certain promotional expenses, including a portion of the costs of printing and distributing prospectuses utilized for promotional purposes. Insight also performs and bears the internal costs of research, statistical analysis and continuous supervision of the investment portfolios of the Fund. Insight has been registered with the SEC as an investment adviser since 1983, and has been a portfolio manager of publicly offered investment companies since 1986.

      Under the Advisory Agreement, Insight is entitled to receive a monthly advisory fee equal on an annual basis to 0.25% of the Fund's average daily net assets.

      The Fund pays all its expenses that are not expressly assumed by Insight. These expenses include, among others, the advisory fee, the fees and expenses of directors of Great Hall who are not "affiliated persons" of Insight, interest expense, taxes, brokerage fees and commissions, fees and expenses of registering and qualifying the Fund and its shares for distribution under federal and state securities laws, expenses of preparing prospectuses and of printing and distributing prospectuses annually to existing shareholders, custodian and portfolio accounting charges, auditing and legal expenses, insurance expense, association membership dues, and the expense of shareholders' reports, meetings and proxy solicitations. The Fund is also liable for such nonrecurring expenses as may arise, including litigation to which the Fund may be a party. The Fund and/or Great Hall may have an obligation to indemnify its directors and officers with respect to such litigation.


                              HOW TO INVEST

      You may purchase shares of the Fund through the Co-Distributors at the net asset value next determined following receipt of an order in federal funds. The Fund is sold without a sales charge. A minimum investment of $1 million is required.

      You may open an account and make your initial investment in the Fund by contacting your investment executive. See "Shareholder Services." Great Hall and the Co-Distributors reserve the right to reject in whole or in part any order to purchase shares of the Fund. The Fund does not issue share certificates.

                           HOW TO REDEEM SHARES

      You may redeem shares for cash through one of the Co-Distributors at the net asset value next computed after receipt of a redemption request in proper form. If shares have been purchased by check and are being redeemed, the purchase check must be collected before payment for the redemption can be made. Redemption will be treated as a sale for federal income tax purposes. See "Taxes."

      Under the 1940 Act, the right of redemption may be suspended or the date of payment postponed for more than seven days at times when the New York Stock Exchange, Inc. (the "NYSE") is closed other than customary weekend or holiday closings, or when trading on the NYSE is restricted, or under certain emergency circumstances as determined by the SEC.

                             NET ASSET VALUE

      The net asset value of the Fund is determined as of the primary closing time of the NYSE (currently 4:00 p.m. New York time), Monday through Friday, except on: (a) days during which no Fund shares are tendered for redemption and no order to purchase or sell Fund shares is received by the Fund; or (b) the following national holidays: New Year's Day, President's Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

      The Fund seeks to maintain a net asset value of $1.00 per share; however, there is no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share. Net asset value per share is calculated by subtracting the Fund's liabilities from the value of its assets (based on the amortized cost method) and dividing the result by the number of outstanding shares of the Fund. The amortized cost method values the Fund's portfolio securities at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.


                              DISTRIBUTIONS

      The Fund will declare dividends from net investment income daily, Monday through Friday (except on customary national business holidays or when the Fund's transfer agent is not open for business) at 3:00 p.m. Central time, immediately prior to the determination of net asset value. The Fund will distribute such dividends monthly on the last business day of each month. The Fund does not expect to realize any net long-term capital gains. If such gains are realized, however, they will be distributed at least annually and will be taxable as "long-term" capital gains, regardless of the length of time the shareholder has held the shares. Each daily dividend is payable on "shares of record" at the time of its declaration. For this purpose, "shares of record" means shares purchased for which payment has been received by the Co-Distributors or the applicable Fund and excludes shares redeemed on the day of the dividend declaration.

      All dividends and distributions of the Fund will be reinvested in additional shares of the Fund (including fractional shares where necessary) at net asset value.


                                  TAXES

      The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), during each taxable year. If so qualified, the Fund will not be subject to federal income taxes to the extent net investment income and net capital gain are timely distributed to shareholders.

      All dividends other than capital gain dividends that will be paid to shareholders will be taxable as ordinary income, even if reinvested in additional shares. In the case of corporate shareholders, no dividends paid by the Fund will qualify for the dividends received deduction for corporations. Capital gain dividends will be taxable as capital gain, even if reinvested in additional shares.

      Under federal law, the income derived from obligations issued by the U.S. Government and certain of its agencies and instrumentalities is exempt from state individual income taxes. Most states that tax personal income permit mutual funds to pass through this tax exemption to shareholders.


                         SHAREHOLDER SERVICES

      Shareholder inquiries may be directed to Insight or your investment executive. Written inquiries to Insight should be directed to Insight Investment Management at the address set forth on the cover of this Prospectus. You may call Insight, toll free, at (800) 934-6674.

      The Fund intends to send to shareholders written notification of their purchase or redemption transactions on a monthly basis in lieu of immediate confirmation, within five business days after the end of each month. If there is no purchase or redemption activity in a shareholder's account, a quarterly statement will be sent.


                               PERFORMANCE

      From time to time, the Fund may advertise its yield, which reflects the rate of income the Fund earns on its investments as a percentage of its price per share. All yield figures are based on historical earnings and are not intended to indicate future performance.

      The current yield of the Fund refers to the income generated over a seven-day period (which period will be stated in the advertisement). The income is then annualized. That is, the amount of income generated by the investment that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The Fund's effective or compounded yield is calculated similarly, but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective or compounded yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

      Performance advertising by the Fund may include total return data. The Fund's total return refers to its overall change in value, assuming all dividends and gains distributions are reinvested. Total return is calculated by finding the average annual compounded rates of return of a hypothetical investment over a specified period of time that would compare the initial amount to the ending redeemable value of such investment.

      The Fund may also use aggregate total return figures for various periods, representing the cumulative change in value of an investment in the Fund for the specific period (again reflecting change in Fund share prices and assuming reinvestment of dividends and distributions). Aggregate total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (i.e., change in value of initial investment, income dividends and capital gains distributions).

      The Fund's performance from time to time in reports or promotional literature may be compared to generally accepted indices or analyses such as those provided by Lipper Analytical Service, Inc., S&P, Dow Jones, CDA Investment Technologies, Inc., Morningstar and Investment Company Data Incorporated. Performance ratings reported periodically in national financial publications also may be used.


                        DESCRIPTION OF THE FUND

      Great Hall was incorporated under the laws of the State of Minnesota in June 1991 and is registered with the SEC under the 1940 Act as an open-end management investment company (commonly known as a "mutual fund"). This registration does not involve supervision of management or investment policy by
an agency of the federal government.   Currently, Great Hall offers its shares
in four separate series, including the Fund. One hundred billion shares have been designated for issuance by the Fund.

      Great Hall is not required under Minnesota law to hold annual or periodically scheduled regular meetings of shareholders, and does not intend to hold such meetings. The Board of Directors may convene shareholder meetings when it deems appropriate and is required under Minnesota law to schedule regular or special meetings in certain circumstances. Additionally, under
Section 16(c) of the 1940 Act, the Board of Directors of Great Hall must promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

      Under Minnesota law, the Board of Directors has overall responsibility for managing Great Hall in good faith, in a manner reasonably believed to be in the best interests of Great Hall, and with the care an ordinarily prudent person in a like position would exercise in similar circumstances. The Articles of Incorporation of Great Hall limit the liability of directors to the fullest extent permitted by law.


               CUSTODIAN AND ACCOUNTING SERVICES AGENTS

      Norwest Bank Minnesota, N.A., 733 Marquette Avenue, Minneapolis, Minnesota 55479-0040, serves as the Fund's custodian. Rodney Square Management Corporation, 1105 North Market Street, Fifth Floor, Wilmington, Delaware 19890-0001 serves as the Fund's transfer agent. Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105-1716, serves as the Fund's fund accounting agent. The Co-Distributors and Interra Clearing Inc., also a wholly-owned subsidiary of Interra, perform certain shareholder accounting services for the Fund.


                            TABLE OF CONTENTS

                                                                  Page
Fees and Expenses                                                   2
Investment Objective and Policies                                   3
Certain Investment Strategies and Restrictions                      5
Investment Management                                               5
How To Invest                                                       6
How To Redeem Shares                                                6
Net Asset Value                                                     6
Distributions                                                       7
Taxes                                                               7
Shareholder Services                                                7
Performance                                                         8
Description of the Fund                                             8
Custodian and Accounting Services Agents                            9

                    GREAT HALL INVESTMENT FUNDS, INC.


                  Post-Effective Amendment No. 9 to the
                   Registration Statement on Form N-1A


                                PART B


                  STATEMENT OF ADDITIONAL INFORMATION
                                  OF
           GREAT HALL INSTITUTIONAL PRIME MONEY MARKET FUND
           (a series of Great Hall Investment Funds, Inc.)

GREAT HALL
      INSTITUTIONAL PRIME MONEY MARKET FUND
      60 South Sixth Street
      Minneapolis, Minnesota  55402
      (800) 934-6674
            _________________________________________________

                  STATEMENT OF ADDITIONAL INFORMATION
                        dated August 1, 1997
            _________________________________________________

      Great Hall Institutional Prime Money Market Fund (the "Fund") is a diversified series of Great Hall Investment Funds, Inc. ("Great Hall"), an open-end management investment company which currently offers its common shares in four series. This Statement of Additional Information relates only to the Fund and does not relate to any other series of Great Hall.

      This Statement of Additional Information is not a prospectus and should be read in conjunction with the Fund's Prospectus dated August 1, 1997, which has been filed with the Securities and Exchange Commission (the "SEC"). To obtain a copy of the Prospectus, please call Great Hall or your investment executive.

                           TABLE OF CONTENTS
                                                                  Page

      Investment Policies                                          B-2
      Investment Restrictions                                      B-3
      Taxes                                                        B-4
      Portfolio Transactions                                       B-5
      Management and Distribution Agreements                       B-6
      Determination of Net Asset Value                             B-7
      Calculation of Performance Data                              B-7
      Directors and Officers                                       B-8
      General Information                                         B-10
      Counsel and Auditors                                        B-11
      Financial and Other Information                             B-11
      Appendix--Ratings of Investments                             A-1

      No person has been authorized to give any information or to make any representations other than those contained in this Statement of Additional Information or the Prospectus dated August 1, 1997, and, if given or made, such information or representations may not be relied upon as having been authorized by Great Hall or the Co-Distributors (as defined herein). This Statement of Additional Information does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state or jurisdiction in which such offering or solicitation may not lawfully be made. The delivery of this Statement of Additional Information at any time shall not imply that there has been no change in the Fund's affairs since the date hereof.


                           INVESTMENT POLICIES

      The following information supplements that set forth under "Investment Objectives and Policies" and "Certain Investment Strategies and Restrictions" in the Prospectus and does not, standing alone, present a complete explanation of the matters disclosed.

      The Fund invests in high quality, domestic money market instruments, including but not limited to marketable obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (described below); corporate debt obligations that are rated AA or better by Standard & Poor's Corporation ("S&P"), or Aa or better by Moody's Investors Service, Inc. ("Moody's"); obligations of banks and savings and loans that are members of the Federal Deposit Insurance Corporation (the "FDIC"), which obligations may include, but are not limited to, certificates of deposit, bankers' acceptances and documented discount notes and letters of credit; high-grade commercial paper guaranteed or issued by domestic corporations; and instruments (including repurchase agreements) secured by such obligations.

      Investments in obligations of banks and savings and loans are limited to:
(a) certificates of deposit issued by banks with assets in excess of $500,000,000 or branches of such banks; (b) certificates of deposit or other deposit obligations of savings and loans with assets in excess of $500,000,000; and (c) bankers' acceptances, letters of credit or other obligations guaranteed by banks meeting the above criteria. Bankers' acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity. Obligations issued or guaranteed by FDIC member institutions are not necessarily guaranteed by the FDIC. Deposit obligations of domestic banks and savings and loans are only insured by the FDIC up to a maximum of $100,000, which limitation applies to all funds that Prime Fund may have on deposit at any one bank or savings and loan. Bankers' acceptances and letters of credit are not so insured. Deposit obligations of foreign banks or foreign branches of domestic banks also are not covered by FDIC insurance; in addition, such investments may involve other risks different from risks associated with investments in deposit obligations of domestic banks, such as future political and economic developments and the possible imposition of governmental restrictions.

      Permissible commercial paper investments generally consist of obligations rated Prime-1 or A-1, or their subsequent equivalents, by Moody's or S&P, or unrated commercial paper issued by companies with an unsecured debt issue outstanding that is rated Aa or better by Moody's or AA or better by S&P. Commercial paper constitutes unsecured indebtedness of business or banking firms issued to finance their short-term financial needs. The Fund may also purchase corporate debt obligations maturing within 397 days from the date of acquisition with a minimum rating of Aa or AA.

      Government Securities. The Fund may invest without limitation in obligations of the United States Government or agencies or instrumentalities of the United States Government ("Government Obligations"). Government Obligations are backed in a variety of ways by the U.S. Government or its agencies or instrumentalities. Some Government Obligations, such as U.S. Treasury bills, notes and bonds and securities issued by the Government National Mortgage Association ("GNMA"), are backed by the full faith and credit of the United States Treasury. Others, such as those of the Federal Home Loan Banks, are backed by the right of the issuer to borrow from the U.S. Treasury. Still other Government Obligations, such as those issued by the Federal National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") and the Student Loan Marketing Association, are backed only by the credit of the agency or instrumentality issuing the obligations and, in certain instances, by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality. In none of these cases, however, does the United States Government guarantee the value or yield of the Government Obligations themselves or the net asset value of the Fund's shares.

      Repurchase Agreements. The Fund may enter into repurchase agreements with respect to any of the securities in which the Fund may invest directly. A repurchase agreement is an agreement under which the Fund will purchase a security subject to resale to a bank or dealer at an agreed-upon price and date. The transaction requires the collateralization of the seller's obligation by the transfer to the Fund's custodian of eligible securities with an initial market value, including accrued interest, equal to at least the dollar amount invested by the Fund in each agreement, and with the value of the underlying securities marked to market daily to maintain at least 100% collateralization of the repurchase price (including accrued interest). A default by the seller might cause the Fund to experience a loss or delay in the liquidation of the collateral securing the repurchase obligation and might also cause the Fund to incur disposition costs in liquidating the collateral. However, the Fund intends to enter into repurchase agreements only with primary dealers that report to the Federal Reserve Bank of New York or with the 100 largest U.S. commercial banks (as measured by domestic deposits).
Additionally, the Fund intends to follow the collateral custody, protection and perfection guidelines recommended by the Comptroller of the Currency for the use of national banks in their direct repurchase agreement activities. As a non-fundamental policy, the Fund will not invest more than 10% of its net assets in repurchase agreements maturing in more than 7 days and other illiquid investments.

      Illiquid Investments; Liquidity Guidelines. The Fund is permitted to invest up to 10% of its assets in all forms of "illiquid" investments and may invest without limitation in "restricted" securities which Insight (pursuant to liquidity standards established by Great Hall's Board of Directors) has determined are liquid. An investment is generally deemed to be "illiquid" if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the investment company is valuing the investment. "Restricted securities" are securities which were originally sold in private placements and which have not been registered under the Securities Act of 1933 (the "1933 Act"). Such securities generally have been considered illiquid by the staff of the Securities and Exchange Commission (the "SEC"), since such securities may be resold only subject to statutory restrictions and delays or if registered under the 1933 Act. However, the SEC has acknowledged that a market exists for certain restricted securities (for example, securities qualifying for resale to certain "qualified institutional buyers" pursuant to Rule 144A under the 1933 Act). Additionally, Insight and the Fund believe that a similar market exists for commercial paper issued pursuant to the private placement exemption of Section 4(2) of the 1933 Act. The Fund may invest without limitation in these forms of restricted securities if such securities are deemed by Insight to be liquid in accordance with liquidity guidelines established by Great Hall's Board of Directors. Under these guidelines, Insight must consider (a) the frequency of trades and quotes for the security,
(b) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (c) dealer undertakings to make a market in the security, and (d) the nature of the security and the nature of the marketplace trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Investing in restricted securities could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified purchasers of the securities become, for a time, uninterested in purchasing these securities.


                        INVESTMENT RESTRICTIONS

      Fundamental Investment Restrictions. In addition to the investment objectives and those policies identified as fundamental in the Prospectus, the Fund has adopted the following fundamental investment restrictions, which may not be changed without approval of shareholders owning a majority of the Fund's outstanding shares, which as used in the Prospectus and this Statement of Additional Information means the lesser of: (a) 67% or more of the Fund's shares present at a shareholders' meeting if more than 50% of the Fund's shares are represented at the meeting in person or by proxy; or (b) more than 50% of the Fund's outstanding shares. The Fund may not:

      (1) borrow money or issue senior securities (as defined the Investment Company Act of 1940, as amended), except that the Fund may borrow money for temporary or emergency non-investment purposes such as to accommodate abnormally heavy redemption requests, and then only in an amount not exceeding 5% of the value of its total assets at the time of borrowing;

      (2) underwrite securities issued by other persons, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities;

      (3) invest more than 25% of its total assets in any one industry; provided that this restriction shall not apply to (i) securities issued or guaranteed by United States banks or United States branches of foreign banks that are subject to the same regulation as United States banks, or
(ii) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and to repurchase agreement fully collateralized by securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

      (4) purchase or sell real estate or real estate mortgage loans (although the Fund may invest in obligations secured by interests in real estate), commodities, commodity contracts (including futures contracts), real estate partnership interests and oil, gas and mineral leases; or

      (5) make loans, other than by entering into repurchase agreements and through the purchase of other permitted investments in accordance with its investment objective and policies.

      If the issuer of a security is within a given industry and the security is guaranteed by an entity within a different industry, the industry of the guarantor rather than that of the issuer shall be deemed to be the industry for purposes of applying the test in investment restriction number 3 above.

      Non-Fundamental Investment Restrictions. In addition, the Fund has adopted certain non-fundamental investment restrictions, which may be changed by the Board of Directors of Great Hall without approval by the Fund's shareholders. As non-fundamental policies, the Fund may not:

      (1) invest in companies for the purpose of exercising control or management;

      (2) invest in securities issued by other investment companies in excess of limits imposed by applicable law.

      (3) invest more than 10% of its net assets in illiquid investments, including but not limited to repurchase agreements maturing in more than seven days;

      (4) pledge, mortgage or hypothecate its assets, except that to secure permitted borrowings; or

      (5) sell securities short or purchase any securities on margin, except for such short-term credits as are necessary for clearance of portfolio transactions.

      Percentage Restrictions. If a fundamental or a non-fundamental percentage restriction or limitation is adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in values or net assets will not be considered a violation thereof.


                                 TAXES

Taxation of the Fund-In General

      The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, the Fund must, among other things; (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies (the "90% test");
(b) derive in each taxable year less than 30% of its gross income from the sale or other disposition of stock or securities held for less than three months (the "30% test"); and (c) satisfy certain diversification requirements at the close of each quarter of the Fund's taxable year.

      As a regulated investment company, the Fund will not be liable for federal income taxes on the part of its taxable net investment income and net capital gains, if any, that it distributes to shareholders if at least 90% of its net investment income and net short-term capital gain for the taxable year is distributed. However, if for any taxable year the Fund does not satisfy the requirements of Subchapter M of the Code, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to shareholders as ordinary income to the extent of the Fund's current or accumulated earnings and profits.

      The Fund will be liable for a nondeductible 4% excise tax on amounts not distributed on a timely basis. To avoid the tax, during each calendar year the Fund must distribute: (a) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year; (b) at least 98% of its capital gain net income for the twelve-month period ending on October 31 (or December 31, if the Fund so elects); and (c) any portion (not taxed to the Fund) of the respective balances from the prior year. The Fund intends to make sufficient distributions to avoid this 4% excise tax.

      The Fund, or a shareholder's broker with respect to the Fund, is required to withhold federal income tax at a rate of 31% of the dividends, capital gains distributions and proceeds of redemptions if a shareholder fails to furnish the Fund with a correct taxpayer identification number ("TIN") or to certify that the shareholder is exempt from such withholding or if the Internal Revenue Service notifies the Fund or broker that the shareholder has provided the Fund with an incorrect TIN or failed to properly report dividend or interest income for federal income tax purposes. Any such withheld amount will be fully creditable on each shareholder's individual federal income tax return. An individual's TIN is his or her social security number.

      The foregoing is only a summary of some of the important federal tax considerations generally affecting the Fund and its shareholders. No attempt is made to present a detailed explanation of the federal or state income tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Each investor is advised to consult his or her tax adviser regarding specific questions as to federal, state, local and foreign taxation.


                         PORTFOLIO TRANSACTIONS

      As provided in the investment advisory agreement in effect between Insight and the Fund, Insight makes investment decisions and decisions as to the execution of portfolio transactions for the Fund, subject to the general supervision of the Board of Directors of Great Hall. At times, investment decisions may be made to purchase or sell the same investment security for more than one account over which Insight exercises investment discretion (including the Fund), in which case the transactions will be allocated as to amount and price in a manner considered equitable to each such account.

      Under the 1940 Act, persons affiliated with Great Hall are prohibited from dealing with Great Hall as a principal in the purchase and sale of investments. Since over-the-counter transactions are usually principal transactions, affiliated persons of Great Hall may not serve as a dealer in connection with such transfers or commitments. The 1940 Act also prohibits Great Hall from purchasing a security being publicly underwritten from a syndicate in which any affiliated person is a principal underwriter except in accordance with certain limitations. Furthermore, Great Hall may not use any affiliated person as a broker or dealer in executing portfolio transactions without complying with the limitations imposed by the rules of the SEC, which rules require the commissions, fees or other remuneration received by such affiliated broker or dealer be: (a) reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers or dealers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time; and (b) at least as favorable as commissions contemporaneously charged by such affiliated broker or dealer on comparable transactions for its most favored comparable unaffiliated customers.

      Most purchase and sale transactions with respect to the Fund are with the issuer or an underwriter or with major dealers of securities acting as principals. Such transactions are normally on a net basis and generally do not involve payment of brokerage commissions. However, the cost of securities purchased from an underwriter normally includes a commission paid by the issuer to the underwriter. Purchases or sales from or to dealers will normally reflect the spread between bid and ask prices.

      In effecting purchases and sales of portfolio securities for the Fund, Insight will place orders in such manner as in its opinion will offer the best price and market for the execution of each transaction. Among two or more dealers offering the best price and execution, such dealers may also evaluated by Insight on the basis of their furnishment of research information and statistical and other services to Insight. It is not always possible to place a dollar value on information and services received from dealers. Since it is only supplementary to Insight's own research efforts, the receipt of research information is not expected to reduce significantly Insight's expenses. Insight may also consider, subject to its requirement to seek best execution, sales by dealers of the Fund shares.

                MANAGEMENT AND DISTRIBUTION AGREEMENTS

Investment Adviser; Investment Advisory Agreement

      Insight serves as the Fund's investment adviser. Insight is a division of Interra Advisory Services Inc. ("IAS"), a wholly-owned subsidiary of Interra Financial Incorporated ("Interra"). Each Co-Distributor likewise is a wholly-owned subsidiary of Interra.

      Pursuant to an investment advisory agreement (the "Advisory Agreement"), Insight performs and bears the internal cost of research, statistical analysis and continuous supervision of the Fund's investment portfolio and furnishes office facilities and certain clerical and administrative services to the Fund. In addition, Insight bears all promotional expenses, including the cost of printing and distributing prospectuses utilized for promotional purposes.
Other expenses are borne by the Fund including, but not limited to, taxes, interest, brokerage fees and commissions, and costs and expenses associated with the following matters and services: registration and qualification of Great Hall, the Fund and its shares with the SEC and the various states; services of the Fund's custodian, transfer agent, dividend disbursing agent, accounting services agent, shareholder services agent, independent auditors and outside legal counsel; maintenance of corporate existence; preparation, printing and distribution of prospectuses to existing Fund shareholders; services of Great Hall directors who are not employees of Insight or of the Co-Distributors or any of their affiliates; directors' and shareholders' meetings, including the printing and mailing of proxy materials; insurance premiums for fidelity and other coverage; issuance and sale of Fund shares (to the extent not borne by the Co-Distributors under their agreement with Great Hall); redemption of Fund shares; association membership dues; preparation, printing and mailing of shareholder reports; and portfolio pricing services, if any. Expenses borne by Great Hall and attributable to only one series of Great Hall will be allocated to that series; expenses that are not specifically allocable to any one series will be allocated among all series (including the Fund) in a manner and on a basis determined in good faith by the Board of Directors of Great Hall, including a majority of the Directors who are not "interested" persons of Great Hall or Insight, to be fair and equitable.

      Under the Advisory Agreement, Insight receives a monthly advisory fee equal on an annual basis to .25% of the average daily value of the Fund's net assets.

      The Advisory Agreement continues in effect from year to year, if specifically approved at least annually by a vote cast in person at a meeting called for such purpose by a majority of the Directors of Great Hall, and a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of Great Hall or Insight ("Independent Directors"). The Advisory Agreement may be terminated by either party thereto, by the Independent Directors or by a vote of the holders of a majority of the outstanding securities of Great Hall, at any time, without penalty, upon 60 days' written notice, and automatically terminates in the event of an assignment. Termination will not affect the right of Insight to receive payment of any unpaid balance of the compensation earned prior to termination.

The Co-Distributors

      Shares of the Fund are continuously offered by and through the Co-Distributors pursuant to a Co-Distributor Agreement. The Co-Distributors are not obligated under such agreement to sell any certain number of Fund shares. The Co-Distributors may enter into dealer agreements with other dealers, pursuant to which such dealers also may sell Fund shares. The Fund has agreed to indemnify the Co-Distributors and their affiliates, to the extent permitted by applicable law, against certain liabilities under the 1933 Act.


                  DETERMINATION OF NET ASSET VALUE

      The Fund's net asset value per share will be calculated in accordance with generally accepted accounting principles and the applicable rules and regulations of the SEC. The Fund values its portfolio securities using the amortized cost method. This method involves valuing a security at its cost and thereafter accruing any discount or premium at a constant rate to maturity. By declaring these accruals to the Fund's shareholders in the daily dividend, the value of the Fund's assets and, thus, its net asset value per share, will generally remain constant. Although this method provides certainty in valuation, it may result in periods during which the value of the Fund's securities, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the securities. During such periods, the yields on Fund shares may differ somewhat from that obtained in similar funds with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of their portfolio securities.

      In connection with the use of the amortized cost method, the Fund maintains a dollar-weighted average portfolio maturity of 90 days or less and purchase only portfolio securities having remaining maturities of 397 days or less. Great Hall's Board of Directors has established procedures designed to stabilize, to the extent reasonably possible, the Fund's net asset value per share, as computed for purposes of sales and redemptions, at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board of Directors of Great Hall at such intervals as it may deem appropriate to determine whether the Fund's net asset value calculated by using available market quotations deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or may be otherwise unfair to existing shareholders. In the event that the Board of Directors determines that a material deviation from net asset value exists, the Board will take such corrective action as it deems necessary and appropriate, which action might include selling portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, or establishing net asset values per share by using available market quotations.


                    CALCULATION OF PERFORMANCE DATA

Yield

      As stated in the Prospectus, the Fund from time to time may advertise its yield.

      The Fund's current yield will be computed by determining the change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a seven-day period, and dividing the change by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7), with the resulting yield figure carried to at least the nearest hundredth of one percent.

      The Fund's effective or compounded yield will be computed by determining the change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a seven-day period, and dividing the change by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

          Effective yield = [(Base period return + 1) 365/7] - 1


                      DIRECTORS AND OFFICERS

      Directors and officers of Great Hall, together with information as to their principal occupations during the past five years, are set forth below. Except as otherwise set forth below, the address of each officer and director is the same as that of Great Hall - 60 South Sixth Street, Minneapolis, Minnesota 55402.

                                       Principal Occupations During the
Name and Address          Position     Past Five Years and Other Affiliations
----------------          --------     --------------------------------------

T. Geron ("Jerry") Bell   Director     President of the Minnesota Twins
34 Puckett Place                       Baseball Club Incorporated since 1987.
Minneapolis, MN 55415

Sandra J. Hale            Director     President of Enterprise Management,
2308 West Lake of the                  Int'l. since 1991; Minnesota
Isles Pkwy.                            Commissioner of Administration from
Minneapolis, MN 55405                  1982 to 1990.

Ron James*                Director     President and Chief Executive Officer
150 South Fifth Street,                of Ceridian Corporation-Human Resources
Suite 3300                             Group since January 1996; Vice-
Minneapolis, MN 55402                  President - Minnesota of U.S. West
                                       Communications from 1990 to
                                       December 1995; Vice President and
                                       General Manager-Large Business
                                       Markets of U.S. West
                                       Communications from 1987 to 1990;
                                       Director of The St. Paul Companies
                                       since 1993.

Jay H. Wein               Director     Independent consultant since April
7401 Metro Drive                       1995; Chairman of Information
Edina, MN 55439                        Advantage, Inc. from 1992 to April
                                       1995; Retired in August 1989 after
                                       15 years as Office Managing Partner
                                       of the Minneapolis/St. Paul Office
                                       of Arthur Andersen & Co.

J. Scott Spiker           Chief        President, Chief Executive Officer
                          Executive    and Director of IAS and Executive
                          Officer      Vice President of Interra since 1994;
                                       Executive Vice President and
                                       Business Manager, Employee Benefits
                                       Services, of Norwest Corporation
                                       from 1990 through January 1994;
                                       Product Manager, Institutional
                                       Collective Funds, of Norwest
                                       Corporation from 1989 through
                                       January 1994.

Raye C. Kanzenbach        Vice         Vice President and Chief Investment
                          President    Officer of Insight; prior to 1991,
                                       Director, Senior Vice President and
                                       Secretary of Insight Bond Management,
                                       Inc. since 1983.

Julie K. Getchell         Chief        President and Chief Operating Officer
                          Financial    of Insight and Senior Vice President,
                          Officer      Secretary, Treasurer and Chief
                                       Financial Officer of IAS.

Matthew L. Thompson       Secretary    Partner of Faegre & Benson LLP,
2200 Norwest Center                    Great Hall's general counsel, since
90 South Seventh Street                May 1995; Vice President, Assistant
Minneapolis, MN 55402                  Secretary and Corporate/Fund Counsel
                                       of Interra from January 1994 to May
                                       1995; prior thereto, Partner of
                                       Dorsey & Whitney since 1993 and
                                       Associate of Dorsey & Whitney from
                                       1985 through 1992.
__________________________

* Mr. James may be deemed to be an "interested" Director because he is a director of The St. Paul Companies, which owns a majority interest in a registered broker-dealer.

      The annual compensation of each Director is $6,000 plus $1,000 for each meeting attended. No compensation is paid by Great Hall to its officers. The following table sets forth for such period the aggregate compensation (excluding expenses) paid by Great Hall to its directors during the fiscal year ended July 31, 1996:

                           COMPENSATION TABLE

                                               Pensions or Retirement
                             Aggregate            Benefits Accrued
                           Compensation              as part of
  Name of Director        from Great Hall        Great Hall Expenses

  T. Geron (Jerry) Bell       $11,000                   None
  Sandra J. Hale              $11,000*                  None
  Ron James                   $10,000                   None
  Jay H. Wein                 $11,000*                  None

________________________

* Director was paid an additional $6,000 from Insight for additional work during the year.

      Additional directors of IAS are as follows:

      Name                      Other Positions
      ------------------        --------------------------------------
      Irving Weiser             Chairman, Chief Executive Officer and
                                President of Interra; Chairman and Chief
                                Executive Officer of Dain Bosworth Inc.

      John C. Appel             President and Chief Operating Officer of
                                Dain Bosworth Inc.

      Louis C. Fornetti         Executive Vice President, Chief Financial
                                Officer and Treasurer of Interra; Chief
                                Executive Officer and President of Interra
                                Clearing Services Inc.

      William A. Johnstone      Chief Executive Officer of Rauscher Pierce
                                Refsnes Inc.

      Sharon R. Quay            Executive Vice President and Director of
                                Human Resources of Interra


                          GENERAL INFORMATION

      Under the terms of the Custodian Agreement, Norwest Bank Minnesota, N.A. (the "Custodian") holds and safekeeps all of the Fund's assets. For its services, the Custodian is paid a monthly fee based upon the average market value of the Fund's assets held in custody plus securities transaction charges; it is also reimbursed for certain out-of-pocket expenses.

      Under the terms of an Investment Account Agreement, Investors Fiduciary Trust Company (the "Fund Accounting Agent") performs necessary investment accounting and recordkeeping services for the Fund. For its services, the Fund Accounting Agent is paid a monthly fee and is reimbursed for certain out-of-pocket expenses.

      Under the terms of a Transfer Agency Agreement, Rodney Square Management Corporation (the "Transfer Agent") maintains the Fund's shareholder account records, handles certain shareholder communications, distributes dividends and distributions and produces activity statements. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts the Transfer Agent maintains for the Fund during the month and is also reimbursed for certain out-of-pocket expenses.

      The Co-Distributors and Interra Clearing Services Inc. ("Clearing"), also a wholly-owned subsidiary of Interra, 312 South Third Street, Minneapolis, Minnesota, perform certain shareholder account services for the Fund pursuant to a Shareholder Account Service Agreement. Under the terms of the Shareholder Account Service Agreement, the Co-Distributors and Clearing disburse or credit all proceeds of redemptions, dividends and other distributions to shareholders, handle certain shareholder communications, prepare shareholder records, maintain a master account with the Transfer Agent on behalf of shareholders and perform other related services. For their services, the Co-Distributors and Clearing receive a monthly fee computed on the basis of the number of shareholder accounts that are maintained for the Fund during the month and are also reimbursed for certain out-of-pocket expenses.

      Great Hall maintains accounting records that specifically allocate assets and liabilities on a series by series basis. The shares of each series represent an undivided interest in the assets and liabilities specifically allocated to that series. Creditors and other persons contracting with Great Hall with respect to a series may look solely to the assets of that series to satisfy claims against Great Hall.

      All Fund shares are the same class and are freely transferable. Each share has equal dividend rights and is entitled to one vote at all shareholder meetings. Separate votes are taken by each series of Great Hall except to the extent that the 1940 Act requires shares of all series to be voted in the aggregate. Shares have non-cumulative voting rights, so that the holders of more than 50% of the shares can, if they choose to do so, elect all the directors of Great Hall, in which event the holders of the remaining shares will be unable to elect any person as a director. Whenever the approval of a majority of the outstanding shares of a series of Great Hall is required in connection with shareholder approval of an investment advisory agreement, changes in the investment objectives, policies or limitations of that series, or changes in the distribution expense plan, a "majority" shall mean the vote of the lesser of: (a) 67% or more of the shares of such series present at a meeting, if the holders of more than 50% of the outstanding shares of such series are present in person or by proxy; or (b) more than 50% of the outstanding shares of such series.

      Great Hall is not required under Minnesota law to hold annual or periodically scheduled regular meetings of shareholders, and does not intend to hold such meetings. The Board of Directors may convene shareholder meetings when it deems appropriate. In addition, if a regular meeting of shareholders has not been held during the immediately preceding fifteen months, a shareholder or shareholders holding three percent or more of the voting shares of Great Hall may demand a regular meeting of shareholders by written notice of demand given to the chief executive officer or the chief financial officer of Great Hall. Within ninety days after receipt of the demand, a regular meeting of shareholders must be held at the expense of Great Hall. Irrespective of whether a regular meeting of shareholders has been held during the immediately preceding fifteen months, in accordance with Section 16(c) of the 1940 Act, the Board of Directors of Great Hall shall promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares, and Great Hall will assist in communications with other shareholders as required by the 1940 Act.

      Under Minnesota law, the Board of Directors has overall responsibility for managing Great Hall in good faith, in a manner reasonably believed to be in the best interests of Great Hall, and with the care an ordinarily prudent person in a like position would exercise in similar circumstances. Under Minnesota law, directors owe Great Hall and its shareholders certain fiduciary duties, including a duty of "loyalty" (to act in good faith and in the best interests of Great Hall) and a duty of "care" (to act with the care that a reasonably prudent person would exercise under similar circumstances). Minnesota law authorizes corporations to eliminate the personal monetary liability of directors to the corporation or its shareholders for breach of the duty of "care." Directors of corporations adopting such a limitation provision still owe the corporation this duty of "care," but under most circumstances cannot be sued for monetary damages for breaches of such duty. The Articles of Incorporation of Great Hall limit the liability of directors to the fullest extent permitted by law. The directors of Great Hall remain fully liable (including possibly for monetary damages) for breaches of their duty of "loyalty," for self-dealing, for bad faith and intentional misconduct, and for violations of the 1933 Act, the Securities Act of 1934, and certain provisions of Minnesota corporation law. Additionally, the 1940 Act prohibits limiting a director's liability for willful misfeasance, bad faith, gross negligence, or reckless disregard of the director's duties in the conduct of the director's office, and it is uncertain whether and to what extent directors remain liable for monetary damages for violations of the 1940 Act. The SEC staff has taken the position that investment company directors remain liable for monetary damages under certain circumstances.

      Upon issuance and sale in accordance with the terms of the Fund's Prospectus and Statement of Additional Information, each Fund share will be fully paid and non-assessable. Shares have no preemptive, subscription or conversion rights and are redeemable as set forth under "How To Redeem Shares" in the Prospectus. In the event of the dissolution or liquidation of Great Hall, the holders of the Fund shares are entitled to receive, as a class, the underlying assets of the Fund available for distribution to shareholders.

                         COUNSEL AND AUDITORS

      Faegre & Benson LLP, 2200 Norwest Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, serves as Great Hall's general counsel. Lindquist & Vennum PLLP, 4200 IDS Center, 80 South Eighth Street, Minneapolis, Minnesota 55402, serves as counsel to Great Hall's disinterested directors.

      KPMG Peat Marwick LLP, 90 South Seventh Street, 4200 Norwest Tower, Minneapolis, Minnesota 55402, has been selected as the independent auditors of Great Hall for its fiscal year ending July 31, 1997.

                   FINANCIAL AND OTHER INFORMATION

      The Fund's prospectus and this Statement of Additional Information do not contain all the information included in Great Hall's Registration Statement filed with the SEC under the 1933 Act and the 1940 Act (the "Registration Statement") with respect to the securities offered by the Prospectus and this Statement of Additional Information. Certain portions of the Registration Statement have been omitted from the Prospectus and this Statement of Additional Information pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits thereto may be examined at the office of the SEC in Washington, D.C.

      Statements contained in the Fund's Prospectus or in this Statement of Additional Information as to any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Statement of Additional Information for a part, each such statement being qualified in all respects by such reference.

                               APPENDIX

                        RATINGS OF INVESTMENTS

      The following is a description of Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's") commercial paper, loan, note and bond ratings. To the extent that ratings accorded by S&P or Moody's may change as a result of changes in such organizations, the Fund will attempt to use comparable rating standards for their permissible investments.

Description of Moody's Commercial Paper, Loan and Note Ratings.

      The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Repayment capacity will normally be evidenced by the following characteristics:

      Leading market positions in well established industries.
      High rates of return on funds employed.
      Conservative capitalization structures with moderate reliance on debt and ample asset protection.
      Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
      Well established access to a range of financial markets and assured sources of alternate liquidity.

      Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

      Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

      Loans bearing the designation MIG-1 by Moody's are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

      Loans bearing the designation of MIG-2 are of high quality, with margins of protection ample although not so large as the preceding group.

      Loans bearing the designation of MIG-3 are of favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established

Description of S&P's Commercial Paper and Municipal Note Ratings

      The rating A is the highest commercial paper rating assigned by S&P. Issues in this category have the greatest capacity for timely payment and are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

      The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

      The designation A-2 indicates that the capacity for timely payment is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

      The designation A-3 indicates a satisfactory capacity for timely payment. However, issues with this designation are somewhat more vulnerable to the adverse effects of changes in circumstances than issues carrying the higher designations.

      Municipal notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issuers determined to possess overwhelming safety characteristics will be given a plus (+) designation.

      Municipal notes rated SP-2 have a satisfactory capacity to pay principal and interest.

      Municipal notes rated SP-3 have a speculative capacity to pay principal and interest.

Description of S&P's Bond Ratings

      AAA-Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong

      AA-Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in a small degree.

      A-Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

      BBB-Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Although they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher-rated categories.

      BB, B, CCC, CC, C-Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

      Plus (+) or (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Description of Moody's Bond Ratings

      Aaa-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than with respect to Aaa securities.

      A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa-Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba-Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B-Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa-Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Within each rating classification from Aa through B, Moody's has assigned the numerical modifiers 1, 2 and 3. The modifier 1 indicates that a security ranks in the high end of that rating category, 2 in the mid-range of a category and 3 nearer the low end of a category.

                     GREAT HALL INVESTMENT FUNDS, INC.


                   Post-Effective Amendment No. 9 to the
                    Registration Statement on Form N-1A


                                PART C


                          OTHER INFORMATION

                                PART C
                           OTHER INFORMATION

Item 24 -- Financial Statements and Exhibits

      (a) Financial statements for each of Series A through Series C of Great Hall Investment Funds, Inc. are included as part of such series' Statement of Additional Information. No financial statements are required with respect to Series F of Great Hall Investment Funds, Inc.

      (b)   Exhibits:

            1     Articles of Incorporation(1)
            2     Bylaws
            3     Not applicable
            4     Not applicable
            5     Investment Advisory Agreement
            6     Co-Distributor Agreement
            7     Not applicable
            8     Custodian Contract(1)
            9.1   Transfer Agency Agreement(2)
            9.2   Shareholder Account Services Agreement
            9.3   Investment Accounting Agreement
            10    Opinion and Consent of Faegre & Benson LLP
            11    Not applicable
            12    Not applicable
            13    Letter of Investment Intent(1)
            14    Not applicable
            15    Not applicable
            16    Schedules Supporting Computations of Performance Data(1)
            17    Powers of Attorney(1)
            18.1  Officers/Directors of Dain Bosworth Incorporated(2)
            18.2  Officers/Directors of Rauscher Pierce Refsnes, Inc.(2)
            19    Code of Ethics(1)

(1) Incorporated by reference to the like numbered exhibit to Post-Effective Amendment No. 7 to the Registration Statement filed on or about November 29, 1995.

(2) Incorporated by reference to the like numbered exhibit to Post-Effective Amendment No. 8 to the Registraton Statement filed on or about December 1, 1996.

Item 25 -- Persons Controlled by or Under Common Control with Registrant

      See the information set forth under the caption "Investment Management" in the accompanying Prospectuses (Part A of this Registration Statement) and under the captions "Management and Distribution Agreements" and "Directors and Officers" in the accompanying Statements of Additional Information (Part B of this Registration Statement).

Item 26 -- Number of Holders of Securities

      The following table sets forth the number of holders of shares of the Registrant as of May 12, 1997:

      Title of Class                      Number of Shareholders
      --------------                      ------------------------

      Series A Common Shares,
      par value $.01 per share                     328,081

      Series B Common Shares,
      par value $.01 per share                       7,491

      Series C Common Shares,
      par value $.01 per share                       8,922

      Series F Common Shares,
      par value $.01 per share                        None


Item 27 -- Indemnification

      The Articles of Incorporation (Exhibit 1) and Bylaws (Exhibit 2) of the Registrant provide that the Registrant shall indemnify such persons, for such expenses and liabilities, in such manner, under such circumstances, and to the full extent permitted by Section 302A.521 of the Minnesota Statutes, as now enacted or hereafter amended, provided that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereafter amended. Section 302A.521 of the Minnesota Statutes, as now enacted, provides that a corporation shall indemnify a person made or threatened to be made a party to a proceeding against judgments, penalties, fines, settlements and reasonable expenses, including attorneys' fees and disbursements, incurred by the person in connection with the proceeding, if, with respect to the acts or omissions of the person complained of in the proceeding, the person: (a) has not been indemnified by another organization for the same judgments, penalties, fines, settlements and reasonable expenses incurred by the person in connection with the proceeding with respect to the same acts or omissions; (b) acted in good faith;
(c) received no improper personal benefit; (d) complied with the Minnesota Statute dealing with directors' conflicts of interest, if applicable; (e) in the case of a criminal proceeding, had no reasonable cause to believe the conduct was unlawful; and (f) reasonably believed that the conduct was in the best interests of the corporation or, in certain circumstances, reasonably believed that the conduct was not opposed to the best interests of the corporation.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28 -- Business and Other Connections of Investment Adviser

      Information on the business of the Registrant's investment adviser and on the officers and directors of the investment adviser is set forth under the caption "Investment Management" in the accompanying Prospectuses (Part A of this Registration Statement) and under the captions "Management and Distribution Agreements" and "Directors and Officers" in the accompanying Statements of Additional Information (Part B of this Registration Statement)

Item 29 -- Principal Underwriters

      (a) As set forth in the accompanying Prospectus and Statement of Additional Information, Dain Bosworth Incorporated ("Dain") and Rauscher Pierce Refsnes, Inc. ("Rauscher") serve as the principal underwriters of the Registrant's shares of common stock. As of the date of this filing, neither Dain nor Rauscher serves as a principal underwriter to any other registered investment companies.

      (b) The names, positions and offices of directors and officers of each Co-Distributor are set forth in Exhibits 18.1 and 18.2. The principal business address of each director and officer of Dain is 60 South Sixth Street, Minneapolis, Minnesota 55402, and the principal business address of each director and executive officer of Rauscher is CityPlace, 2711 North Haskell Avenue, Dallas, Texas 75204.

      (c)   Not applicable.

Item 30 -- Location of Accounts and Records

      The custodian of the Registrant is Norwest Bank Minnesota, N.A., 90 South Seventh Street, Minneapolis, Minnesota 55402. The dividend disbursing agent and transfer agent of the Regitrant is Rodney Square Management Corporation, 1105 North Market Street, Fifth Floor, Wilmington, Delaware 19890-0001. The fund accounting agent of the Registrant is Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105-1716. Other records will be maintained by the Registrant at its principal offices, which are located at 60 South Sixth Street, Minneapolis, Minnesota 55402.

Item 31 -- Management Services

      Not applicable.

Item 32 -- Undertakings

      (a)   Not applicable.

      (b) Registrant undertakes to file a post-effective amendment solely with respect to its Series F Common Shares, using financial statements which need not be certified, within four to six months from the effective date of this Post-Effective Amendment.

      (c) Registrant hereby undertakes to furnish to each person to whom a prospectus of any series of the Registrant the latest Annual Report of such series. Such Annual Report will be furnished by the Registrant without charge upon request by any such person.




                              SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis, and State of Minnesota, on the 15th day of May, 1997.

                                    GREAT HALL INVESTMENT FUNDS, INC.


                                    By /s/ J. Scott Spiker
                                       ---------------------------------
                                           J. Scott Spiker
                                           Chief Executive Officer

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated.

Name/Signature                   Title                        Date
--------------                   -----                        ----

/s/ J. Scott Spiker              Chief Executive Officer
------------------------------   (Principal Executive
    J. Scott Spiker              Officer)                     May 15, 1997

/s/ Julie K. Getchell            Chief Financial Officer
------------------------------   (Principal Financial and
    Julie K. Getchell            Accounting Officer)          May 15, 1997

T. Geron Bell*                   Director

Sandra J. Hale*                  Director

Ron James*                       Director

Jay H. Wein*                     Director


*By /s/ Julie K. Getchell
    -----------------------------
        Julie K. Getchell,
        Attorney-in-Fact                                      May 15, 1997
(Pursuant to Powers of Attorney dated August 17, 1994, filed as Exhibit 17 to Post-Effective Amendment No. 7 to the Registration Statement on November 29, 1995.)

                             EXHIBIT INDEX

 Exhibit   Description                                        Page
 -------   -----------                                        ----
   1      Articles of Incorporation(1)
   2      Bylaws                                      Filed Electronically
   3      Not applicable
   4      Not applicable
   5      Investment Advisory Agreement               Filed Electronically
   6      Co-Distributor Agreement                    Filed Electronically
   7      Not applicable
   8      Custodian Contract(1)
   9.1    Transfer Agency and Service Agreement(2)
   9.2    Shareholder Account Services Agreement      Filed Electonically
   9.3    Investment Accounting Agreement             Filed Electronically
   10     Opinion and Consent of Faegre & Benson LLP  Filed Electronically
   11     Not applicable
   12     Not applicable
   13     Letter of Investment Intent(1)
   14     Not applicable
   15     Not applicable
   16     Schedules Supporting Computations of Performance Data(1)
   17     Powers of Attorney(1)
   18.1   Officers/Directors of Dain Bosworth Incorporated(2)
   18.2   Officers/Directors of Rauscher Pierce Refsnes, Inc.(2)
   19     Code of Ethics(1)

(1) Incorporated by reference to the like numbered exhibit to Post-Effective Amendment No. 7 to the Registration Statement filed on or about November 29, 1995.

(2) Incorporated by reference to the like numbered exhibit to Post-Effective Amendment No. 8 to the Registration Statement filed on or about December 1, 1996.